Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

The Compensation Committee and senior management monitor the Company’s equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants, the Compensation Committee’s practice is to approve them at its meeting in the first quarter of each year as part of the annual compensation review and after results for the preceding fiscal year become available. Because the Compensation Committee’s regular meeting schedule is determined in the prior fiscal year or earlier, the proximity of any awards to other significant corporate events is coincidental. ln addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions. The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates.

During 2025, no stock option grants were made to any of our NEOs.

Award Timing Method	The Compensation Committee and senior management monitor the Company’s equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants, the Compensation Committee’s practice is to approve them at its meeting in the first quarter of each year as part of the annual compensation review and after results for the preceding fiscal year become available. Because the Compensation Committee’s regular meeting schedule is determined in the prior fiscal year or earlier, the proximity of any awards to other significant corporate events is coincidental. ln addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false